                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549



                                   FORM N-CSRS

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-8942

                          First Carolina Investors, Inc
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                             9347 A Founders Street
                         Fort Mill, South Carolina 29708
               --------------------------------------------------
                    (Address of principal executive offices)

                                 Brent D. Baird
                         First Carolina Investors, Inc.
                             9347 A Founders Street
                         Fort Mill, South Carolina 29708
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 803-802-0890

                   Date of fiscal year end: December 31, 2009

                     Date of reporting period: June 30, 2009


Form N-CSRS is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-l). The Commission may use the information provided on Form N-CSRS in its regulatory, disclosure review, inspection, and policy making roles. A registrant is required to disclose the information specified by Form N-CSRS, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSRS unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S. C. ss. 3507.

Item 1.    Report to Stockholders.

The Registrant's Report to Shareholders at June 30, 2009 is furnished within the filing of this N-CSRS.

                         FIRST CAROLINA INVESTORS, INC.

                             REPORT TO SHAREHOLDERS

                                  JUNE 30, 2009

                         FIRST CAROLINA INVESTORS, INC.

                       STATEMENT OF ASSETS AND LIABILITIES
                             JUNE 30, 2009 AND 2008
                                   (UNAUDITED)


                                                               2009          2008
                                                            ----------   -----------
                                       ASSETS

Investments in securities, at fair value (cost of
  $10,766,630 in 2009
  and $12,438,178 in 2008)................................  $2,563,904   $ 6,500,311
Short term money market investments.......................   2,061,915     5,744,141
Cash......................................................      11,597        76,146
Accrued dividend and interest receivable..................      19,739        14,404
Deferred income taxes receivable..........................   2,568,289     2,064,308
Federal and state tax receivable..........................     250,962       138,506
Other assets..............................................      12,347        29,740
                                                            ----------   -----------
          Total assets....................................  $7,488,753   $14,567,556
                                                            ----------   -----------

                                     LIABILITIES

Accounts payable and accrued liabilities..................  $   25,135   $    39,677
Undisbursed dividend payable..............................          --       443,339
Federal and state income taxes payable....................          --     1,563,305
                                                            ----------   -----------
          Total liabilities...............................      25,135     2,046,321
                                                            ----------   -----------
Net Assets................................................  $7,463,618   $12,521,235
                                                            ==========   ===========
Net assets per share (3,500,000 no par value common shares
  authorized, 886,679 shares issued, 886,579 shares
  outstanding in 2009 and 2008, respectively).............  $     8.42   $     14.12
                                                            ==========   ===========




                 See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2008 Annual
                                     Report.

                         FIRST CAROLINA INVESTORS, INC.

                             STATEMENT OF OPERATIONS
                 FOR THE SIX MONTHS ENDED JUNE 30, 2009 AND 2008
                                   (UNAUDITED)


                                                                 2009         2008
                                                             -----------   ---------

                                       INCOME

Dividends..................................................  $     5,749   $ 159,340
Interest...................................................       35,917     121,021
Other......................................................          100         100
                                                             -----------   ---------
          Total income.....................................       41,766     280,461
                                                             -----------   ---------

                                      EXPENSES

General and administrative.................................       57,247      56,432
Director fees and expenses.................................       58,246      93,682
Professional fees..........................................       58,377      82,571
State and local taxes......................................       13,193      10,962
Other......................................................       16,968      12,563
                                                             -----------   ---------
          Total expenses...................................      204,031     256,210
                                                             -----------   ---------
Earnings before income taxes and realized and unrealized
  appreciation (depreciation) on investments...............     (162,265)     24,251
Benefit for income taxes...................................       62,000      33,000
                                                             -----------   ---------
Investment income (loss), net..............................     (100,265)     57,251
Net loss realized on investments in securities, after
  income tax (benefit) of $(1,397,000) in 2009 and
  $(159,000) in 2008.......................................   (2,254,613)   (259,787)
Change in unrealized appreciation (depreciation) of
  investments, net.........................................    2,183,065    (538,790)
                                                             -----------   ---------
          Net decrease in net assets resulting from
            operations.....................................  $  (171,813)  $(741,326)
                                                             ===========   =========




                 See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2008 Annual
                                     Report.

                         FIRST CAROLINA INVESTORS, INC.

                       STATEMENTS OF CHANGES IN NET ASSETS
                 FOR THE SIX MONTHS ENDED JUNE 30, 2009 AND 2008
                                   (UNAUDITED)

                                                               2009          2008
                                                           -----------   -----------
Increase (decrease) in net assets from operations
  Investment income (loss), net..........................  $  (100,265)  $    57,251
  Realized loss on investments, net......................   (2,254,613)     (259,787)
  Change in unrealized appreciation (depreciation), net..    2,183,065      (538,790)
                                                           -----------   -----------
     Net decrease in net assets resulting from
       operations........................................     (171,813)     (741,326)
Declared dividends to shareholders of $1.00 per share in
  2009 and $1.50 per share in 2008.......................     (886,679)   (1,330,018)
                                                           -----------   -----------
     Total decrease......................................   (1,058,492)   (2,071,344)
Net assets
  Beginning of period....................................    8,522,110    14,592,579
                                                           -----------   -----------
  End of period..........................................  $ 7,463,618   $12,521,235
                                                           ===========   ===========




                 See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2008 Annual
                                     Report.

                         FIRST CAROLINA INVESTORS, INC.

                             SCHEDULE OF INVESTMENTS
                             JUNE 30, 2009 AND 2008
                                   (UNAUDITED)


                                                           2009                    2008
                                                  ----------------------  ----------------------
                                                   PRINCIPAL               PRINCIPAL
                                                   AMOUNT OR               AMOUNT OR     FAIR
                                                  NO. SHARES  FAIR VALUE  NO. SHARES     VALUE
                                                  ----------  ----------  ----------  ----------
Common and Preferred Stocks -- 20.6% in 2009 and
  67.2% in 2008
Financial Services -- 18.9% in 2009 and 85.6% in
  2008
  Finova Group, Inc.............................   3,393,684      20,362   3,393,684      84,842
  Federal Home Loan Mortgage Corporation Series
     L..........................................      73,647      73,647      99,200   2,703,200
  Federal Home Loan Mortgage Corporation Series
     B..........................................          --          --      31,500     848,925
  Federal Home Loan Mortgage Corporation Series
     M..........................................         625         731       3,900     105,300
  Federal Home Loan Mortgage Corporation........       5,000       5,000          --          --
Manufacturing -- 0.0% in 2009 and 2008
  High Falls Brewery Company, LLC...............     193,900          --     193,900          --
Diversified -- 81.1% in 2009 and 14.4% in 2008
  Ravensource Fund..............................      74,000     344,082      74,000     627,273
  Seaco, Ltd. ..................................   2,087,500      83,500          --          --
                                                              ----------              ----------
Total Common and Preferred Stocks -- (cost of
  $5,655,029 in 2009 and $7,152,907 in 2008)....              $  527,322              $4,369,540
                                                              ----------              ----------
Fixed Income Securities -- 79.4% in 2009 and
  32.8% in 2008
  Abitibi Consolidated, Inc. 7.75% Notes due
     2011.......................................  $2,000,000     160,000  $2,000,000   1,010,000
  High Falls Brewery Company, Inc. LLC 12% Notes
     due 2007...................................  $1,110,000          --  $1,110,000          --
  St. Paul Associates, LLC 12% Sub Notes due
     2009.......................................  $  175,000          --  $  175,000     180,771
  Sea Containers, Ltd. 10.5% Notes due 2012.....          --          --  $2,000,000     940,000
  U.S. Treasury Note 4.50% due 2011.............  $1,751,000   1,876,582          --          --
                                                              ----------              ----------
Total Fixed Income Securities (cost of
  $5,111,601 in 2009 and $5,285,271 in 2008)....              $2,036,582              $2,130,771
                                                              ----------              ----------
Total -- 100% (cost of $10,766,630 in 2009 and
  $12,438,178 in 2008)..........................              $2,563,904              $6,500,311
                                                              ==========              ==========
Short term money market investments.............              $2,061,915              $5,744,141
                                                              ==========              ==========




                 See accompanying notes to financial statements.

The financial statements should be read in conjunction with the 2008 Annual
                                     Report.

                         FIRST CAROLINA INVESTORS, INC.

                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2009 AND 2008
                                   (UNAUDITED)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, FINANCIAL STATEMENT PRESENTATION AND ORGANIZATION.

  (a) Organization

     First Carolina Investors, Inc. (the "Company") was organized December 2, 1971 and subsequently incorporated in the State of Delaware July 1, 1987. On January 3, 1995, First Carolina Investors, Inc. registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940.

  (b) Investments in Securities

     The Company records security transactions based on the trade date. Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price. Securities of privately-held issuers or for which market quotations are not readily available are valued at fair value as determined in good faith by the Company's Pricing Committee of the Board of Directors. In determining fair value, the Pricing Committee of the Board of Directors may consider, if available, financial statements; business and strategic plans; evaluations of major assets; quality of management; legal, contractual or market restrictions or limitations on sale of the securities; and other factors which the directors deem relevant. Realized gains and losses are determined based on the average cost of the securities sold.

     Interest income is recognized on the accrual basis. Dividend income is recognized on the ex-dividend date. Discounts and premiums on debentures are amortized to cost over the life of the debentures at the effective rate of interest.

  (c) Income taxes

     The Company is subject to federal and state corporate income taxes. The Company accounts for deferred income taxes using the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

  (d) Distributions to Shareholders

     Dividends payable to shareholders are recorded on the declaration date.

  (e) Management's use of estimates

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results may differ from these estimates.

  (f) Reclassification

     Certain amounts included in the 2008 statement of operations have been reclassified to conform to the 2009 presentation.

                         FIRST CAROLINA INVESTORS, INC.

                             JUNE 30, 2009 AND 2008
                                   (UNAUDITED)

2. INVESTMENT TRANSACTIONS

     During the first six months of 2009 and 2008 no purchases of investments were made. Proceeds from sales of securities in 2009 and 2008 were $43,249 and $3,057,558, respectively. The net loss from the sale of investments amounted to $3,651,613 in 2009 and $418,787 in 2008. Net gains and losses are computed using the average cost method.

     Effective January 1, 2008, the Company adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"), "Fair Value Measurements." This new accounting statement defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles and expands disclosures about fair value measurements. The three levels of the fair value hierarchy are as follows:

     Level 1 -- quoted prices in active markets for identical investments

     Level 2 -- other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

     Level 3 -- significant unobservable inputs (including the Company's own assumption in determining the fair value of investments)

     The inputs or methodology used in valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used as of June 30, 2009 in valuing the Company's investments at fair value:

                                                       INVESTMENTS IN
                                                         SECURITIES
                                                  -----------------------
                                                     2009         2008
                                                  ----------   ----------


Level 1:   Quoted Prices                          $2,563,904   $6,319,540
Level 2:   Other Significant Observable Inputs            --           --
Level 3:   Significant Unobservable Inputs**              --      180,771
                                                  ----------   ----------

Total                                             $2,563,904   $6,500,311
                                                  ==========   ==========



** The Company has investments in High Falls Brewing Company, LLC and St. Paul
   Associates, LLC fixed income securities which are Level 3 securities as the fair value is determined by the Pricing Committee of the Board of Directors. The Pricing Committee has determined the fair value of these securities to be zero as of June 30, 2009.

3. OTHER ASSETS

     The components of other assets at June 30, 2009 and 2008 are as follows:

                                                            2009      2008
                                                          -------   --------
Deferred compensation, funded...........................  $    --   $ 23,740
Miscellaneous...........................................   12,347      6,000
                                                          -------   --------
                                                          $12,347   $ 29,740
                                                          =======   ========



     At June 30, 2008 the deferred compensation was owed to an affiliated person pursuant to a deferred compensation plan. The affiliated person dissolved participation in the deferred compensation plan during 2008. The deferred compensation plan closed during 2008.

                         FIRST CAROLINA INVESTORS, INC.

                             JUNE 30, 2009 AND 2008
                                   (UNAUDITED)

4. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

     The components of accounts payable and accrued liabilities at June 30, 2009 and 2008 are as follows:

                                                            2009      2008
                                                          -------   -------
Trade accounts payable..................................  $ 2,977   $ 4,002
Deferred compensation (note 3)..........................       --    23,740
Miscellaneous accruals and payable......................   22,158    11,935
                                                          -------   -------
                                                          $25,135   $39,677
                                                          =======   =======



5. INCOME TAXES

     In June 2006, the FASB issued Interpretation ("FIN") 48, Accounting for Uncertainty in Income Taxes-an interpretation of FASB Statement No. 109. The interpretation addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements. Pursuant to FIN 48, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely that not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. FIN 48 requires the tax benefits recognized in the financial statements to be measured based on the largest benefit that has a greater than fifty percent likelihood to be realized upon ultimate settlement. FIN 48 also provides guidance regarding derecognition of tax benefits, interest and penalties related to tax deficiencies, and requires additional income tax disclosures. The Company adopted the provisions of FIN 48 as of January 1, 2007.

     As a result of various uncertain state tax positions of the Company, the amount of unrecognized tax benefits as of January 1, 2009 was $1,734,000, of which $702,000 would impact the Company's effective tax rate, if recognized. While it is possible that the unrecognized tax benefit could change significantly during the next year, it is reasonably possible that the Company will recognize approximately $226,000 of unrecognized tax benefits as a result of the expiration of certain state statute of limitations.

     Consistent with prior reporting periods, the Company recognizes interest accrued in connection with unrecognized tax benefits, net of related tax benefits, and penalties in income tax expense in consolidated statements of income. As of January 1, 2009, the Company had accrued approximately $323,000 for the payment of interest and penalties. As of June 30, 2009, the Company had accrued approximately $362,000 for the payment of interest and penalties.

     The Company is no longer subject to U.S. federal income tax examination by tax authorities for years prior to 2005.

6. NET ASSETS PER SHARE

     The net asset value per share was $8.42 at June 30, 2009 and $14.12 per share at June 30, 2008. Net assets per share are based on the number of shares of common stock and common stock equivalents outstanding, which, after deducting treasury stock, were 886,579 at both June 30, 2009 and 2008.

7. SHARE REPURCHASE PROGRAM

     As of December 17, 2003 the Company no longer repurchases its equity shares. Prior to that date, 639,202 shares were repurchased at a cost of $22,498,467.

                         FIRST CAROLINA INVESTORS, INC.

                             JUNE 30, 2009 AND 2008
                                   (UNAUDITED)

8. DECLARED DIVIDENDS TO SHAREHOLDERS

     Two dividends totaling $1.00 per share were declared during the six months ended June 30, 2009. Three dividends totaling $1.50 per share were declared during the six months ended June 30, 2008. The dividends are taxable to shareholders as dividend income.

     The Company's directors have adopted a dividend policy to reflect the Company's intention to distribute to shareholders as dividends not less than all undistributed personal holding company income of the Company as defined in the Internal Revenue Code. In the Company's case, the sources of such income are primarily dividends, interest received and gains on sale of securities. In the fourth quarter, if necessary, an adjusting dividend is declared to effect a distribution of all undistributed personal holding company income for the fiscal year.

9. DIRECTOR FEES

     During the six months ended June 30, 2009 each Director received $2,000 per directors' meeting attended and $1,600 per audit committee meeting attended. Each Director also received a $5,000 yearly fee. The Chairman of the Audit Committee received an additional $2,500 annual retainer. For the six months ended June 30, 2008 each Director received fees of $2,500 per directors' meeting attended and $2,000 per audit committee meeting attended. Each Director also received a $10,000 yearly fee. The Chairman of the Audit Committee received an additional $5,000 annual retainer fee. For the six months ended June 30, 2009 and 2008 directors' fees totaled $57,100 and $92,000, respectively.

10. RELATED PARTY TRANSACTIONS

     The Company paid brokerage fees of $600 and $150 for the six months ended June 30, 2009 and 2008, respectively. Trubee, Collins & Co., Inc. received $600 and $150 during the six months ended June 30, 2009 and 2008, respectively. The Company has executed securities transactions through the brokerage firm of Trubee, Collins and Co., Inc., of which Brent D. Baird, President and an affiliated person of the Company, is a registered person.

                         FIRST CAROLINA INVESTORS, INC.

                             JUNE 30, 2009 AND 2008
                                   (UNAUDITED)

                    COMPUTATION OF NET ASSET VALUE PER SHARE

                 FOR THE SIX MONTHS ENDED JUNE 30, 2009 AND 2008
                                   (UNAUDITED)

                                                               2009             2008
                                                            ----------      -----------
Net Asset................................................   $7,463,618      $12,521,235
                                                            ==========      ===========
Shares Outstanding.......................................      886,579          886,579
                                                            ==========      ===========
Net Asset Value per Share................................   $     8.42      $     14.12
                                                            ==========      ===========



  Annual Shareholder Meeting Summary

     On June 11, 2009 the Annual Shareholders Meeting was held in Rock Hill, South Carolina. At the meeting, five directors, constituting the entire Board of Directors, were elected to serve a one year term. The votes were as follows:

DIRECTORS NAME                                                FOR     WITHHELD
--------------                                              -------   --------
Bruce C. Baird...........................................   802,068     3,077
Theodore E. Dann, Jr.....................................   803,976     1,169
Patrick W. E. Hodgson....................................   803,976     1,169
James E. Traynor.........................................   803,976     1,169
H. Thomas Webb III.......................................   803,976     1,169

                         FIRST CAROLINA INVESTORS, INC.

                             JUNE 30, 2009 AND 2008
                                   (UNAUDITED)

                              FINANCIAL HIGHLIGHTS

 FOR THE FIVE SIX-MONTH PERIODS ENDED JUNE 30, 2009, 2008, 2007, 2006, AND 2005
                                   (UNAUDITED)

                                        2009           2008           2007           2006           2005
                                     ----------    -----------    -----------    -----------    -----------
FINANCIAL HIGHLIGHTS*
Investment income                    $      .05    $       .31    $       .75    $      1.68    $      1.20
  Expenses (including income
     taxes)                                (.16)          (.25)          (.35)          (.68)          (.54)
                                     ----------    -----------    -----------    -----------    -----------
  Investment income - net                  (.11)           .06            .40           1.00            .66
  Net realized and unrealized
     gain (loss) on investments            (.08)          (.90)           .06           1.55           (.69)
                                     ----------    -----------    -----------    -----------    -----------
  Total from investment
     operations                            (.19)          (.84)           .46           2.55          (0.03)
  Distributions from investment
     income - net                         (1.00)         (1.50)         (1.50)         (1.00)         (1.00)
                                     ----------    -----------    -----------    -----------    -----------
Net increase (decrease) in net
  asset value                             (1.19)         (2.34)         (1.04)          1.55          (1.03)
Net asset value:
  Beginning of period                      9.61          16.46          33.91          45.39          61.45
                                     ----------    -----------    -----------    -----------    -----------
  End of period                            8.42          14.12          32.87          46.94          60.42
                                     ==========    ===========    ===========    ===========    ===========
Market value end of period                 4.35          13.30          30.00          37.75          56.25
Total Net Assets                      7,463,618     12,521,235     29,141,339     41,615,022     53,565,180
RATIOS
Ratio of expenses including
  income tax expense to average
  net assets                               1.75%          1.62%          1.03%          1.47%          2.89%
Ratio of expenses net of income
  tax expense to average net
  assets                                   2.52%          1.86%           .70%          0.60%          0.51%
Ratio of investment income (loss)
  - net to average net assets             (1.24)%          .41%          1.19%          2.17%          1.09%
Portfolio turnover                         1.65%         36.20%          3.04%          9.88%          5.38%
Total return (loss) based on
  market price                            15.19%         (1.94)%        10.69%          7.04%          3.96%
SHARES OUTSTANDING                      886,579        886,579        886,579        886,579        886,579


* Per share data is based upon the number of shares outstanding for the period.

DIRECTORS
Bruce C. Baird
President, Belmont Contracting Co., Inc.

Patrick W.E. Hodgson+
President, Cinnamon Investments Ltd. and
Chairman, Todd Shipyards Corporation

Theodore E. Dann, Jr.+
President and CEO, ACH Foam Technologies, LLC

James E. Traynor+
President, Clear Springs Development Co., LLC

H. Thomas Webb III++
Real Estate Consultant


OFFICERS
Brent D. Baird++
President

Bruce C. Baird
Vice President, Secretary

Cynthia Raby
Assistant Secretary

REGISTRAR, TRANSFER AND DISBURSING AGENT
Continental Stock Transfer and Trust Company
17 Battery Place
New York, NY 10004

INDEPENDENT AUDITORS
KPMG LLP
401 South Tryon Street
Charlotte, NC 28202

+ Member of the Audit Committee

++ Member of Pricing Committee

Item 2.    Code of Ethics.

Not applicable.

Item 3.    Audit Committee Financial Expert.

Not applicable.

Item 4.    Principal Accountant Fees and Services.

Not applicable.

Item 5.    Audit Committee of Listed Registrants.

Not applicable.

Item 6.    Schedule of Investments.

The schedule of investments is included as a part of the 2009 Report to Shareholders of First Carolina Investors, Inc. filed under Item 1 on this Form N-CSRS.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not  applicable.

Item 8.    Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

The Registrant no longer repurchases its equity shares effective December 17, 2003.

Item 10.   Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant's Board of Directors, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of this item.

Item 11.   Controls and Procedures.

(a) The Registrant's principal executive or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the Report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270. 30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as amended (17 CFR 240.13a-15(b) or 240.15d-(b)).

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12.   Exhibits

(a)(1)  Not applicable.

(a)(2) Certification pursuant to Section 302 of Sarbanes-Oxley Act of 2002 as attached hereto.

(a)(3)  Not applicable.

(b) Certification pursuant to Section 906 of Sarbanes-Oxley Act of 2002 as attached hereto.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  FIRST CAROLINA INVESTORS, INC.

By:    /s/ Brent D. Baird
       ------------------------------------
       Brent D. Baird, Chief Executive Officer

Date:  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By

Date

The Company has no designated Chief Financial Officer at this time.